Stockholders’ Equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Apr. 06, 2021
Class of Stock [Line Items]
Common stock, voting rights	The shares of non-economic Class B and Class C Common Stock of the Company entitle each share to one vote and ten votes per share, respectively
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.0001
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	11,498,800
Exercise price per share	$ 0.01
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	6,100,000
Nano Lithuania and Nano US [Member]
Class of Stock [Line Items]
Equity ownership percentage	51.00%
Minority interest percentage	49.00%
AST and Science LLC [Member] | Parent Company [Member]
Class of Stock [Line Items]
Equity ownership percentage		28.50%
Minority interest percentage	71.50%	71.50%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued	51,730,904
Common stock, shares outstanding	51,730,904
Common stock, voting rights	Holders of Class A Common Stock are entitled to one vote for each share.
Common stock, shares authorized	800,000,000
Common stock, par value	$ 0.0001
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise price per share	11.50
Common Class A [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Exercise price per share	$ 11.50
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued	51,636,922
Common stock, shares outstanding	51,636,922
Common stock, voting rights	Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Abel Avellan) in connection with the Business Combination and are non-economic, but entitle the holder to one vote per share.
Common stock, shares authorized	200,000,000
Common stock, par value	$ 0.0001
Common Class C [Member]
Class of Stock [Line Items]
Common stock, shares issued	78,163,078
Common stock, shares outstanding	78,163,078
Common stock, voting rights	Shares of Class C Common Stock were issued to Mr. Abel Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”).
Common stock, shares authorized	125,000,000
Common stock, par value	$ 0.0001